Fair Value Measurements Narrative (Details) (USD $)	3 Months Ended	12 Months Ended		12 Months Ended												60 Months Ended			12 Months Ended			3 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 SunTrust Acquisition [Member]	Dec. 31, 2011 Money Market Funds [Member]	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2012 Noncompete Agreements [Member]	Dec. 31, 2011 Noncompete Agreements [Member]	Dec. 31, 2010 Noncompete Agreements [Member]	Dec. 31, 2010 Property, Plant and Equipment, Other Types [Member]	Dec. 31, 2017 Acquisition-related Future Consideration Liabilities [Member] Minimum [Member]	Dec. 31, 2017 Acquisition-related Future Consideration Liabilities [Member] Maximum [Member]	Dec. 31, 2017 Acquisition-related Future Consideration Liabilities [Member] Weighted Average [Member]	Dec. 31, 2010 Intangible asset related [Member]	Dec. 31, 2012 Consolidated feeder fund investment in offshore master investment fund [Member]	Dec. 31, 2011 Consolidated feeder fund investment in offshore master investment fund [Member]	Dec. 31, 2012 Equity Method Investee [Member]	Dec. 31, 2022 10-year compounded annual growth rate [Member] Equity Method Investee [Member]	Dec. 31, 2033 Terminal Growth Rate [Member] Equity Method Investee [Member]	Dec. 31, 2012 Liabilities Current [Member]	Dec. 31, 2012 Liabilities Non-current [Member]
Cash and cash equivalents invested in money market funds	$ 60,200,000		$ 45,800,000
Investments transferred from Level 1 to Level 2	2,000,000
Investments transferred from Level 2 to Level 1			3,500,000
Trading Securities, Current	55,020,000		113,505,000																	12,100,000	17,900,000
Trading Securities, Debt, Current							77,100,000
Interest Rate Cash Flow Hedge Liability at Fair Value	11,200,000																								5,900,000	5,300,000
Fair value of acquisition-related future consideration liabilities, current						3,500,000
Fair value of acquisition-related future consideration liabilities, noncurrent	8,300,000					4,700,000
Fair Value Inputs Estimated Rate of Change for Underlying Assets Under Management																(13.00%)	28.00%	4.00%					15.00%	3.00%
Fair Value Inputs Estimate of Impact of Fee Waiver																0.01%	0.02%	0.01%
Fair Value Inputs, Discount Rate																15.00%	18.00%	16.00%				17.00%
Ownership interest in equity-method investment	12.00%
Other Asset Impairment Charges	3,000,000
Equity Method Investments	3,800,000
Probability-weighted scenarios assumed growth rates in assets				(100.00%)	9.00%
Impairment of Intangible Assets, Finite-lived		10,200,000																	8,200,000
Finite-lived intangible assets, net value after impairment	8,682,000		12,097,000						7,898,000	10,534,000	2,000,000	784,000	1,563,000	800,000
Fixed assets value after impairment	38,912,000		38,228,000												700,000
Fair value of asset								$ 2,100,000